COLUMBIA FUNDS SERIES TRUST I

COLUMBIA DIVIDEND INCOME FUND

(the “Fund”)

Supplement dated March 30, 2011 to the

Fund’s prospectuses dated February 1, 2011, as supplemented

1.	Effective March 30, 2011, the section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Richard E. Dahlberg, CFA Co-manager. Service with the Fund since 2003.

Scott L. Davis Co-manager. Service with the Fund since 2001.

David L. King, CFA Co-manager. Service with the Fund since 2011.

Michael S. Barclay, CFA Co-manager. Service with the Fund since 2011.

2.	Effective March 30, 2011, the table in the section of each prospectus for the Fund entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Richard E. Dahlberg, CFA
Co-manager. Service with the Fund since 2003.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Dahlberg was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Dahlberg began his investment career in 1960 and earned a B.S. from Northeastern University and an M.B.A. from the Wharton School at the University of Pennsylvania.

Scott L. Davis
Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 1985 until joining the Adviser in May 2010, Mr. Davis was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Davis began his investment career in 1980 and earned a B.A. from American International College and an M.A. from the University of Connecticut.

David L. King, CFA
Co-manager. Service with the Fund since 2011.

Portfolio Manager of the Adviser. From March 2010 until joining the Adviser in May 2010, Mr. King was associated with the Fund’s previous investment adviser as an investment professional. Previously, Mr. King was employed by Putnam Investments from 1983 to 2008, where he was a senior portfolio manager. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.

Michael S. Barclay, CFA
Co-manager. Service with the Fund since 2011.

Portfolio Manager of the Adviser. From 2006 until joining the Adviser in May 2010, Mr. Barclay was associated with the Fund’s previous investment adviser as an investment professional. Prior to 2006, Mr. Barclay was a senior equity analyst at Fortis Investments. Mr. Barclay began his investment career in 1991 and earned a B.A. and an M.P.A. from Cornell University.

Shareholders should retain this Supplement for future reference.

C-1391-2 A (3/11)

COLUMBIA FUNDS SERIES TRUST I

COLUMBIA SMALL CAP VALUE FUND I

(the “Fund”)

Supplement dated March 30, 2011 to the

Fund’s prospectuses dated November 1, 2010, as supplemented

1.	Effective March 30, 2011, the section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Stephen D. Barbaro, CFA Lead manager. Service with the Fund since 2002.

Jeremy H. Javidi, CFA Co-manager. Service with the Fund since 2005.

John S. Barrett, CFA Co-manager. Service with the Fund since 2011.

2.	Effective March 30, 2011, the table in the section of each prospectus for the Fund entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Stephen D. Barbaro, CFA
Lead manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 1976 until joining the Adviser in May 2010, Mr. Barbaro was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Barbaro began his investment career in 1971 and earned a B.A. from Brown University and an M.B.A. from Columbia University.

Jeremy H. Javidi, CFA
Co-manager. Service with the Fund since 2005.

Portfolio Manager of the Adviser. From 2000 until joining the Adviser in May 2010, Mr. Javidi was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Javidi began his investment career in 2000 and earned a B.A. from Tufts University.

John S. Barrett, CFA
Co-manager. Service with the Fund since 2011.

Portfolio Manager of the Adviser. From 2003 until joining the Adviser in May 2010, Mr. Barrett was associated with the Fund’s previous investment adviser as an investment professional. Mr. Barrett began his investment career in 1995 and earned a B.S. from the University of North Carolina and an M.B.A. from Boston College.

Shareholders should retain this Supplement for future reference.

C-1361-1 A (3/11)